Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Restricted Cash	$ 872	$ 852
Mineral property, plant and equipment	121,851	127,531
Total non-current assets	122,723	128,383
Current assets
Receivable from related party	17	0
Amounts receivable and prepaid expenses	2,908	2,662
Cash and cash equivalents	18,200	14,173
Total current assets	21,125	16,835
Total Assets	143,848	145,218
Capital and reserves
Share capital	702,950	700,278
Reserves	117,292	118,369
Deficit	(696,958)	(675,962)
Total equity	123,284	142,685
Non-current liabilities
Trade and other payables	338	463
Total non-current liabilities	338	463
Current liabilities
Convertible notes liability	2,197	0
Derivative on convertible notes	16,687	0
Payables to related parties	287	237
Trade and other payables	1,055	1,833
Total current liabilities	20,226	2,070
Total liabilities	20,564	2,533
Total Equity and Liabilities	$ 143,848	$ 145,218